RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) plane	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024
Related Party Transaction [Line Items]
Other non-current assets			$ 324,901	$ 419,817
Mr. Diller | IAC and Vimeo
Related Party Transaction [Line Items]
Voting interests			0.10
Expedia
Related Party Transaction [Line Items]
Lessor, Operating Lease, Term of Contract						5 years
CEO Compensation and Certain Expenses
Related Party Transaction [Line Items]
Related party transaction amount		$ 2,100	$ 2,400	9,400
Lease Agreement | Vimeo
Related Party Transaction [Line Items]
Lease expense			3,500	3,500	$ 4,600
Other non-current assets			$ 400	$ 300
Corporate Aircraft Purchase Agreement | Expedia
Related Party Transaction [Line Items]
Proportion of ownership interest held each by entity and by related party in aircraft employing flight crew (as a percent)			50.00%
Number of aircraft operated | plane			2
Proportion of total sales price proceeds received in related party transaction (as a percent)	50.00%
Proportion of ownership interest held each by entity and by related party in another entity employing flight crew (as a percent)			50.00%
Percentage of ownership interest in aircraft by subsidiary			100.00%
Corporate Aircraft Purchase Agreement | Expedia | IAC and Expedia
Related Party Transaction [Line Items]
Proceeds from transaction with related party	$ 19,000